REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS	12 Months Ended
Dec. 31, 2024
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
3.	REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS

In January 2024, the shares of VinES JSC, an affiliate of the Group, were contributed to the Group with no consideration. The contribution of VinES JSC shares to the Group intended to secure the Group’s battery supply, improve battery cost optimization and expand the Group’s access to external partners for the latest battery technologies. VinES JSC was established in 2021 by Vingroup JSC, the Company’s parent company with the principal activity of manufacturing electric vehicle batteries. As both VinES JSC and VinFast Ltd are controlled by the same parent the transaction was a reorganization under common control and was accounted for in a manner similar to the pooling-of-interest method. Under such method, the consolidated financial statements of the Group have been retrospectively adjusted to include the historical balances and results of operations of VinES at their carrying amounts at the beginning of the earliest period presented. In addition, all intercompany transactions and balances were eliminated.

The impact of the above reorganization under common control on the Group’s historical consolidated financial statements of the Group as of 31 December 2023 and 2022 is as follows:

	31 December 2023
	Prior to	Effect of	After
	reorganization	reorganization	reorganization
	VND million	VND million	VND million
Total assets	131,628,647	15,229,074	146,857,721
Total liabilities	(197,597,217)	(14,672,219)	(212,269,436)

	2022
	Prior to	Effect of	After
	reorganization	reorganization	reorganization
	VND million	VND million	VND million
Net loss for the year	(49,848,870)	(3,109,827)	(52,958,697)

3.	REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS (continued)

In May 2024, VinES JSC was separated into two companies: VinEG Green Energy Solutions Joint Stock Company (“VinEG JSC”) (responsible for electric vehicle battery manufacturing) and VinES Energy Solutions Joint Stock Company (involved in developing a real estate project in Vietnam). Following this, VinES had net assets zero and continued to hold the permit to develop a real estate project in Vietnam. VinES was subsequently transferred to the Chairman for zero consideration and ceased to be a subsidiary of the Group. Accordingly, VinES was no longer consolidated by the Group.